GuideMark Large Cap Core Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	20,991	$3,374,513
Expeditors International of Washington, Inc.	3,769	561,619
		3,936,132

Automobile Components - 0.3%
Aptiv PLC (a)	11,104	844,903
BorgWarner, Inc.	37,397	1,685,109
		2,530,012

Automobiles - 0.9%
Tesla, Inc. (a)	14,122	6,350,946
Thor Industries, Inc.	4,713	483,884
		6,834,830

Banks - 3.1%
Bank of America Corp.	63,899	3,514,445
Bank OZK	10,068	463,330
Citigroup, Inc.	19,532	2,279,189
East West Bancorp, Inc.	8,293	932,050
JPMorgan Chase & Co.	33,910	10,926,480
NU Holdings Ltd. - Class A (a)	19,426	325,191
Popular, Inc.	10,906	1,358,015
Synovus Financial Corp.	6,651	332,883
U.S. Bancorp	8,180	436,485
Wells Fargo & Co.	33,284	3,102,069
Zions Bancorp NA	7,865	460,417
		24,130,554

Beverages - 1.1%
Boston Beer Co., Inc. - Class A (a)	10,188	1,987,984
Coca-Cola Co.	6,336	442,950
Coca-Cola Consolidated, Inc.	20,403	3,127,780
Monster Beverage Corp. (a)(b)	28,278	2,168,074
PepsiCo, Inc.	4,730	678,850
		8,405,638

Biotechnology - 3.5%
AbbVie, Inc.	16,943	3,871,306
Alnylam Pharmaceuticals, Inc. (a)(b)	2,451	974,640
Amgen, Inc.	1,749	572,465
Apellis Pharmaceuticals, Inc. (a)	6,709	168,530
Biogen, Inc. (a)	5,895	1,037,461
BioMarin Pharmaceutical, Inc. (a)	4,842	287,760
Exelixis, Inc. (a)	99,413	4,357,272
Gilead Sciences, Inc.	31,311	3,843,112
Halozyme Therapeutics, Inc. (a)	30,943	2,082,464
Incyte Corp. (a)	41,959	4,144,290
Natera, Inc. (a)(b)	2,872	657,947
Regeneron Pharmaceuticals, Inc.	663	511,750
Roivant Sciences Ltd. (a)	12,860	279,062
Summit Therapeutics, Inc. (a)(b)	33,879	592,544
United Therapeutics Corp. (a)	3,948	1,923,663
Vertex Pharmaceuticals, Inc. (a)	3,679	1,667,911
		26,972,177

Broadline Retail - 4.6%
Amazon.com, Inc. (a)	92,365	21,319,689
Coupang, Inc. (a)	53,447	1,260,815
Dillard's, Inc. - Class A (b)	5,543	3,360,942
eBay, Inc.	18,897	1,645,929
Etsy, Inc. (a)(b)	48,563	2,692,333
Macy's, Inc.	222,958	4,916,224
		35,195,932

Building Products - 0.8%
A O Smith Corp.	14,713	984,005
Allegion PLC	8,173	1,301,305
Armstrong World Industries, Inc.	4,120	787,332
Builders FirstSource, Inc. (a)	17,306	1,780,614
Masco Corp. (b)	8,643	548,485
Trane Technologies PLC	1,049	408,271
		5,810,012

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	4,227	1,218,560
Ameriprise Financial, Inc.	3,415	1,674,511
Bank of New York Mellon Corp.	24,301	2,821,103
Cboe Global Markets, Inc.	4,018	1,008,518
Charles Schwab Corp.	20,478	2,045,957
CME Group, Inc.	1,583	432,286
Evercore, Inc. - Class A (b)	1,557	529,769
Invesco Ltd.	16,447	432,063
Lazard, Inc.	25,408	1,233,812
LPL Financial Holdings, Inc.	2,343	836,849
Moody's Corp.	537	274,326
Morgan Stanley	20,773	3,687,831
Northern Trust Corp.	16,457	2,247,862
Raymond James Financial, Inc. (b)	6,623	1,063,588
Robinhood Markets, Inc. - Class A (a)	18,520	2,094,612
SEI Investments Co.	11,899	975,956
State Street Corp.	18,159	2,342,693
Virtu Financial, Inc. - Class A	71,811	2,392,742
XP, Inc. - Class A	19,663	321,883
		27,634,921

Chemicals - 0.4%
CF Industries Holdings, Inc.	6,678	516,476
Corteva, Inc.	3,819	255,988
NewMarket Corp.	3,279	2,253,526
Scotts Miracle-Gro Co.	1,531	89,334
		3,115,324

Commercial Services & Supplies - 0.3%
Cintas Corp.	2,909	547,095
Rollins, Inc.	25,595	1,536,212
Veralto Corp.	4,174	416,482
		2,499,789

Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,875	245,681
Ciena Corp. (a)(b)	9,173	2,145,289
Cisco Systems, Inc.	43,494	3,350,343
F5, Inc. (a)	6,503	1,659,956
Ubiquiti, Inc.	3,334	1,844,869
		9,246,138

Construction & Engineering - 1.0%
API Group Corp. (a)	35,380	1,353,639
Comfort Systems USA, Inc.	1,497	1,397,135
EMCOR Group, Inc. (b)	4,718	2,886,425
Valmont Industries, Inc.	5,725	2,303,282
		7,940,481

Consumer Finance - 2.0%
American Express Co.	8,366	3,095,002
Credit Acceptance Corp. (a)(b)	3,121	1,384,039
OneMain Holdings, Inc.	41,389	2,795,827
SLM Corp.	104,691	2,832,938
SoFi Technologies, Inc. (a)	45,555	1,192,630
Synchrony Financial	45,917	3,830,855
		15,131,291

Consumer Staples Distribution & Retail - 5.0%
Albertsons Cos., Inc. - Class A (b)	150,531	2,584,617
BJ's Wholesale Club Holdings, Inc. (a)	19,092	1,718,853
Casey's General Stores, Inc.	4,341	2,399,314
Costco Wholesale Corp.	4,016	3,463,157
Dollar General Corp.	28,564	3,792,442
Dollar Tree, Inc. (a)	31,576	3,884,164
Kroger Co.	53,798	3,361,299
Maplebear, Inc. (a)	42,568	1,914,709
Performance Food Group Co. (a)	23,887	2,147,919
Sprouts Farmers Market, Inc. (a)	21,558	1,717,526
SYSCO Corp.	20,163	1,485,812
Target Corp.	6,588	643,977
US Foods Holding Corp. (a)	40,263	3,032,609
Walmart, Inc.	54,086	6,025,721
		38,172,119

Distributors - 0.2%
Genuine Parts Co.	1,566	192,555
LKQ Corp. (b)	39,135	1,181,877
		1,374,432

Diversified Consumer Services - 0.6%
ADT, Inc.	146,259	1,180,310
Grand Canyon Education, Inc. (a)	12,288	2,043,617
H&R Block, Inc.	33,749	1,470,782
		4,694,709

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	69,444	1,724,989
GCI Liberty Inc SR Escrow (a)(c)	3,912	3,538
GCI Liberty, Inc. - Class A (a)	5,705	210,343
GCI Liberty, Inc. - Class C (a)	8,054	299,689
Verizon Communications, Inc.	48,606	1,979,723
		4,218,282

Electric Utilities - 0.1%
NRG Energy, Inc.	4,747	755,912

Electrical Equipment - 0.7%
Acuity, Inc.	6,371	2,293,815
GE Vernova, Inc.	2,993	1,956,135
Generac Holdings, Inc. (a)	3,990	544,116
Vertiv Holdings Co. - Class A	1,285	208,183
		5,002,249

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	6,279	848,544
Keysight Technologies, Inc. (a)	1,522	309,255
Vontier Corp.	25,537	949,466
		2,107,265

Energy Equipment & Services - 0.0% (d)
NOV, Inc.	9,794	153,080

Entertainment - 1.8%
Electronic Arts, Inc.	13,706	2,800,547
Liberty Live Holdings, Inc. - Class A (a)	936	76,284
Liberty Live Holdings, Inc. - Class C (a)	910	75,676
Live Nation Entertainment, Inc. (a)	562	80,085
Netflix, Inc. (a)	41,873	3,926,012
ROBLOX Corp. - Class A (a)	12,731	1,031,593
Roku, Inc. (a)	15,940	1,729,331
Spotify Technology SA (a)	1,850	1,074,313
Take-Two Interactive Software, Inc. (a)	2,350	601,670
Warner Bros Discovery, Inc. (a)	73,185	2,109,192
		13,504,703

Financial Services - 3.6%
Apollo Global Management, Inc. (b)	1,873	271,135
Berkshire Hathaway, Inc. - Class B (a)	17,788	8,941,138
Euronet Worldwide, Inc. (a)	7,048	536,423
Mastercard, Inc. - Class A	8,590	4,903,859
MGIC Investment Corp.	44,789	1,308,735
PayPal Holdings, Inc.	17,025	993,920
Visa, Inc. - Class A	18,175	6,374,154
Voya Financial, Inc.	4,393	327,235
Western Union Co. (b)	286,896	2,671,002
WEX, Inc. (a)	6,476	964,794
		27,292,395

Food Products - 0.2%
Flowers Foods, Inc.	106,265	1,156,163
Pilgrim's Pride Corp.	4,622	180,212
		1,336,375

Ground Transportation - 0.5%
Lyft, Inc. - Class A (a)	131,274	2,542,777
Uber Technologies, Inc. (a)	18,488	1,510,655
		4,053,432

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	11,548	1,446,849
Align Technology, Inc. (a)	6,312	985,619
Boston Scientific Corp. (a)	11,080	1,056,478
Envista Holdings Corp. (a)	52,460	1,138,907
Globus Medical, Inc. - Class A (a)	15,279	1,334,009
IDEXX Laboratories, Inc. (a)	925	625,790
Inspire Medical Systems, Inc. (a)(b)	6,414	591,563
Insulet Corp. (a)	1,736	493,441
Masimo Corp. (a)	879	114,323
Medtronic PLC	1,367	131,314
Penumbra, Inc. (a)	398	123,742
ResMed, Inc.	4,061	978,173
Zimmer Biomet Holdings, Inc.	1,202	108,084
		9,128,292

Health Care Providers & Services - 1.6%
Chemed Corp.	3,871	1,656,246
CVS Health Corp.	19,970	1,584,819
Elevance Health, Inc.	557	195,256
HCA Healthcare, Inc.	2,037	950,994
Henry Schein, Inc. (a)	23,290	1,760,258
Humana, Inc.	9,286	2,378,423
Labcorp Holdings, Inc.	898	225,290
McKesson Corp.	444	364,209
Quest Diagnostics, Inc.	3,228	560,155
UnitedHealth Group, Inc.	7,352	2,426,969
		12,102,619

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	592	3,170,356
Boyd Gaming Corp.	10,366	883,598
Domino's Pizza, Inc.	2,670	1,112,910
DoorDash, Inc. - Class A (a)(b)	3,209	726,774
Expedia Group, Inc.	10,404	2,947,557
Travel + Leisure Co.	17,257	1,217,136
Yum! Brands, Inc.	5,901	892,703
		10,951,034

Household Durables - 0.3%
NVR, Inc. (a)	52	379,224
SharkNinja, Inc. (a)(b)	12,344	1,381,294
TopBuild Corp. (a)	828	345,433
		2,105,951

Household Products - 0.2%
Colgate-Palmolive Co.	3,707	292,927
Procter & Gamble Co.	9,155	1,312,003
		1,604,930

Insurance - 5.5%
Aflac, Inc.	2,395	264,097
Allstate Corp.	18,399	3,829,752
American Financial Group, Inc.	8,891	1,215,222
Aon PLC - Class A	2,724	961,245
Arch Capital Group, Ltd. (a)	12,318	1,181,543
Assurant, Inc.	1,001	241,091
Axis Capital Holdings Ltd.	24,717	2,646,943
Brighthouse Financial, Inc. (a)	6,624	429,169
Chubb, Ltd.	4,208	1,313,401
Cincinnati Financial Corp.	3,966	647,727
F&G Annuities & Life, Inc.	506	15,609
Fidelity National Financial, Inc.	9,806	535,309
Globe Life, Inc.	20,064	2,806,151
Hanover Insurance Group, Inc.	13,827	2,527,161
Hartford Insurance Group, Inc.	21,769	2,999,768
Kinsale Capital Group, Inc.	871	340,665
Lincoln National Corp.	67,809	3,019,535
Markel Group, Inc. (a)(b)	119	255,808
Marsh & McLennan Cos., Inc.	3,107	576,411
MetLife, Inc.	4,939	389,885
Old Republic International Corp.	39,088	1,783,976
Primerica, Inc.	6,233	1,610,358
Principal Financial Group, Inc.	1,717	151,457
Progressive Corp.	15,994	3,642,154
RenaissanceRe Holdings Ltd.	7,236	2,034,474
The Travelers Cos., Inc.	9,183	2,663,621
Unum Group	15,239	1,181,022
W R Berkley Corp.	33,653	2,359,748
Willis Towers Watson PLC (b)	1,753	576,036
		42,199,338

Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	59,511	18,626,943
Alphabet, Inc. - Class C	48,273	15,148,068
IAC, Inc. (a)	17,233	673,810
Match Group, Inc.	80,304	2,593,016
Meta Platforms, Inc. - Class A	22,358	14,758,292
Pinterest, Inc. - Class A (a)	51,587	1,335,588
Reddit, Inc. - Class A (a)	2,737	629,154
		53,764,871

IT Services - 1.2%
Accenture PLC - Class A	3,453	926,440
Akamai Technologies, Inc. (a)	2,482	216,554
Amdocs Ltd.	4,496	361,973
Cognizant Technology Solutions Corp. - Class A	10,293	854,319
Gartner, Inc. (a)	1,760	444,013
GoDaddy, Inc. - Class A (a)	1,233	152,991
International Business Machines Corp.	6,106	1,808,658
Kyndryl Holdings, Inc. (a)	31,883	846,812
Twilio, Inc. - Class A (a)	6,488	922,853
VeriSign, Inc.	12,026	2,921,717
		9,456,330

Leisure Products - 0.8%
Hasbro, Inc.	13,449	1,102,818
Mattel, Inc. (a)	105,349	2,090,124
YETI Holdings, Inc. (a)(b)	62,464	2,759,035
		5,951,977

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	8,221	1,078,266
Medpace Holdings, Inc. (a)	793	445,389
Mettler-Toledo International, Inc. (a)	412	574,406
Tempus AI, Inc. (a)(b)	5,397	318,693
		2,416,754

Machinery - 1.0%
AGCO Corp.	4,614	481,333
Allison Transmission Holdings, Inc.	2,092	204,807
Caterpillar, Inc.	1,456	834,099
Cummins, Inc.	325	165,896
Donaldson Co., Inc.	11,382	1,009,128
Lincoln Electric Holdings, Inc.	2,554	612,041
Mueller Industries, Inc.	12,738	1,462,322
Oshkosh Corp.	1,215	152,640
Otis Worldwide Corp.	10,475	914,991
Snap-on, Inc.	1,120	385,952
Toro Co.	16,483	1,297,542
		7,520,751

Media - 1.1%
Fox Corp. - Class A	29,154	2,130,283
Fox Corp. - Class B	31,015	2,013,804
New York Times Co. - Class A	35,884	2,491,067
News Corp. - Class A	2,951	77,080
News Corp. - Class B (b)	19,606	580,926
Nexstar Media Group, Inc. (b)	6,392	1,297,896
		8,591,056

Metals & Mining - 0.4%
Newmont Corp.	16,721	1,669,592
Reliance, Inc.	5,368	1,550,654
		3,220,246

Oil, Gas & Consumable Fuels - 1.0%
APA Corp. (b)	112,700	2,756,642
Civitas Resources, Inc.	2,690	72,872
Devon Energy Corp.	21,371	782,820
EOG Resources, Inc.	15,512	1,628,915
Exxon Mobil Corp.	19,399	2,334,476
Marathon Petroleum Corp.	879	142,952
Ovintiv, Inc.	3,396	133,089
		7,851,766

Paper & Forest Products - 0.0% (d)
Magnera Corp. (a)	0	0

Passenger Airlines - 0.2%
United Airlines Holdings, Inc. (a)	14,816	1,656,725

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	11,883	317,633
elf Beauty, Inc. (a)	1,846	140,370
Estee Lauder Cos., Inc. - Class A	5,850	612,612
		1,070,615

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	47,578	2,566,357
Corcept Therapeutics, Inc. (a)(b)	5,724	199,195
Eli Lilly & Co.	6,250	6,716,750
Jazz Pharmaceuticals PLC (a)	20,336	3,457,120
Johnson & Johnson	25,745	5,327,928
Merck & Co., Inc.	23,748	2,499,714
Organon & Co.	84,062	602,725
Viatris, Inc.	43,997	547,763
		21,917,552

Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	887	74,827
CACI International, Inc. - Class A (a)	2,941	1,566,994
Concentrix Corp.	31,388	1,305,113
ExlService Holdings, Inc. (a)	22,629	960,375
Genpact, Ltd.	43,222	2,021,925
Leidos Holdings, Inc.	2,528	456,051
Robert Half, Inc.	4,421	120,075
		6,505,360

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	776	166,188
Applied Materials, Inc.	7,519	1,932,308
Broadcom, Inc.	41,338	14,307,082
Cirrus Logic, Inc. (a)	21,269	2,520,377
KLA Corp.	2,018	2,452,031
Lam Research Corp.	17,279	2,957,819
Micron Technology, Inc.	6,360	1,815,208
NVIDIA Corp.	250,486	46,715,639
Qorvo, Inc. (a)	16,837	1,422,895
QUALCOMM, Inc.	17,525	2,997,651
Skyworks Solutions, Inc.	3,450	218,764
Teradyne, Inc.	1,660	321,310
		77,827,272

Software - 8.9%
Adobe, Inc. (a)	5,932	2,076,141
Appfolio, Inc. - Class A (a)	3,179	739,594
AppLovin Corp. - Class A (a)	5,778	3,893,332
Atlassian Corp. - Class A (a)(b)	774	125,496
Autodesk, Inc. (a)	2,523	746,833
Cadence Design System, Inc. (a)	373	116,592
Crowdstrike Holdings, Inc. - Class A (a)	515	241,411
Docusign, Inc. (a)	26,084	1,784,146
Dropbox, Inc. - Class A (a)(b)	123,342	3,428,908
Fair Isaac Corp. (a)	139	234,996
Fortinet, Inc. (a)	13,805	1,096,255
Intuit, Inc.	814	539,210
Microsoft Corp.	73,451	35,522,373
Nutanix, Inc. - Class A (a)(b)	27,696	1,431,606
Palantir Technologies, Inc. - Class A (a)	30,121	5,354,008
Pegasystems, Inc.	39,326	2,348,549
RingCentral, Inc. - Class A (a)(b)	69,736	2,013,976
Salesforce, Inc.	4,968	1,316,073
ServiceNow, Inc. (a)	4,130	632,675
Teradata Corp. (a)	76,460	2,327,442
Unity Software, Inc. (a)	15,781	697,047
Workday, Inc. - Class A (a)	1,262	271,052
Zoom Communications, Inc. - Class A (a)	14,099	1,216,603
		68,154,318

Specialty Retail - 3.8%
AutoZone, Inc. (a)	641	2,173,952
Bath & Body Works, Inc.	62,268	1,250,342
Best Buy Co., Inc.	25,097	1,679,742
Chewy, Inc. - Class A (a)(b)	50,344	1,663,869
Five Below, Inc. (a)	7,550	1,422,118
Gap, Inc.	144,408	3,696,845
Home Depot, Inc.	6,121	2,106,236
Lowe's Cos., Inc.	5,795	1,397,522
Murphy USA, Inc.	2,515	1,014,853
O'Reilly Automotive, Inc. (a)	19,968	1,821,281
Penske Automotive Group, Inc.	2,463	389,868
Ross Stores, Inc.	2,576	464,041
TJX Cos., Inc.	16,688	2,563,444
Tractor Supply Co.	4,141	207,091
Ulta Beauty, Inc. (a)(b)	4,339	2,625,138
Wayfair, Inc. - Class A (a)(b)	27,127	2,723,822
Williams Sonoma, Inc.	9,063	1,618,561
		28,818,725

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	150,400	40,887,744
Dell Technologies, Inc. - Class C (b)	2,987	376,004
NetApp, Inc.	10,313	1,104,419
Pure Storage, Inc. - Class A (a)	8,410	563,554
Western Digital Corp.	5,376	926,123
		43,857,844

Textiles, Apparel & Luxury Goods - 1.9%
Amer Sports, Inc. (a)	6,259	233,774
Birkenstock Holding PLC (a)(b)	3,058	125,072
Columbia Sportswear Co.	21,371	1,177,328
Crocs, Inc. (a)(b)	23,430	2,003,734
Deckers Outdoor Corp. (a)	8,774	909,601
lululemon athletica, Inc. (a)	6,141	1,276,161
On Holding AG - Class A (a)	12,644	587,693
PVH Corp.	21,921	1,469,145
Ralph Lauren Corp.	8,509	3,008,868
Tapestry, Inc.	29,137	3,722,834
		14,514,210

Tobacco - 0.5%
Altria Group, Inc.	28,299	1,631,720
Philip Morris International, Inc.	15,892	2,549,077
		4,180,797

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	3,598	923,858
Core & Main, Inc. - Class A (a)	30,063	1,562,374
Fastenal Co.	25,775	1,034,351
Ferguson Enterprises, Inc.	7,973	1,775,029
MSC Industrial Direct Co., Inc. - Class A	19,327	1,625,401
SiteOne Landscape Supply, Inc. (a)	9,292	1,157,411
W.W. Grainger, Inc.	598	603,412
WESCO International, Inc.	3,925	960,212
		9,642,048

Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA	52,249	2,896,685
T-Mobile USA, Inc.	4,751	964,643
		3,861,328
TOTAL COMMON STOCKS (Cost $444,707,130)		740,920,893

INVESTMENT COMPANIES - 2.6%	Shares	Value
Domestic Equity Funds – 2.6%
Vanguard S&P 500 ETF	32,678	20,493,354
TOTAL INVESTMENT COMPANIES (Cost $18,458,197)		20,493,354

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%	Shares	Value
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc. (b)	37,065	828,774
Rithm Capital Corp.	120,106	1,309,155
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,932,493)		2,137,929

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (f)	35,651,730	35,651,730
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,651,730)		35,651,730

MONEY MARKET FUNDS - 0.6%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (f)	4,336,835	4,336,835
TOTAL MONEY MARKET FUNDS (Cost $4,336,835)		4,336,835

TOTAL INVESTMENTS - 104.6% (Cost $505,086,385)		803,540,741
Liabilities in Excess of Other Assets - (4.6)%		(35,595,510)
TOTAL NET ASSETS - 100.0%		$767,945,231

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $34,597,489.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of December 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.